S-K 1603(a) SPAC Sponsor	Mar. 09, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	SUMA Sponsor LP
SPAC Sponsor Form of Organization	Limited Partnership
SPAC Sponsor Business, General Character [Text Block]	Although our sponsors are permitted to undertake any activities permitted under applicable law, our sponsors’ businesses are focused on investing in our company